Balance Sheet Components - Accounts Payable and Accrued Liabilities Disclosure (Parenthetical) (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Deferred research and development, Service liability, Current		$ 13,179	$ 8,208	$ 0
RD Services Agreement [Member]
Research and development arrangement, Face amount of fee provided	$ 40,200
Research and development arrangement, Milestone period for fee provided	3 years
Proceeds from fees received			8,300
Research and development arrangement, Contract to perform for others, Costs incurred, Gross		$ 7,700	$ 0